Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
5.
Cash and cash equivalents

As of December 31, 2023, 2024 and 2025, the balances are comprised of the following:

	December 31, 2023		December 31, 2024		December 31, 2025
Cash	Ps.	1,796,444	Ps.	1,261,199	Ps.	3,117,329
Investments of cash surpluses		8,258,622		12,204,662		7,335,677
Cash equivalents designated for expenditure, held in trust in short term		145		166		192
Total	Ps.	10,055,211	Ps.	13,466,027	Ps.	10,453,198